Defined Benefit Liabilities (Assets) (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Details of defined benefit liabilities (assets)
(1)	Details of defined benefit liabilities (assets) as of December 31, 2018 and 2017 are as follows:

(In millions of won)
	December 31, 2018		December 31, 2017
Present value of defined benefit obligations	￦	926,302	679,625
Fair value of plan assets		(816,699)	(663,617)

Defined benefit assets(*)		(31,926)	(45,952)

Defined benefit liabilities		141,529	61,960

(*)

Since the Group entities neither have legally enforceable right nor intention to settle the defined benefit obligations of Group entities with defined benefit assets of other Group entities, defined benefit assets of Group entities have been separately presented from defined benefit liabilities.

Principal actuarial assumptions
(2)	Principal actuarial assumptions as of December 31, 2018 and 2017 are as follows:

	December 31, 2018	December 31, 2017
Discount rate for defined benefit obligations	2.24~3.07%	2.58%~4.03%
Expected rate of salary increase	3.42~5.61%	3.08%~5.93%

Cost of benefit plan recognized in profit and loss
(5)

Total cost of benefit plan, which is recognized in profit and loss (included in labor in the statement of income) and capitalized into construction-in-progress, for the years ended December 31, 2018 and 2017 are as follows:

(In millions of won)
	For the year ended December 31,
	2018		2017	2016
Current service cost	￦	143,725	125,526	114,528
Net interest cost		3,997	2,170	3,615

	￦	147,722	127,696	118,143

Details of plan assets
(6)	Details of plan assets as of December 31, 2018 and 2017 are as follows:

(In millions of won)
	December 31, 2018		December 31, 2017
Equity instruments	￦	60,828	15,567
Debt instruments		144,272	134,710
Short-term financial instruments, etc.		611,599	513,340

	￦	816,699	663,617

Effects on defined benefit obligations if each of significant actuarial assumptions changes within expectable and reasonable range
(7)	As of December 31, 2018, effects on defined benefit obligations if each of significant actuarial assumptions changes within expectable and reasonable range are as follows:

(In millions of won)
	0.5% Increase		0.5% Decrease
Discount rate	￦	(40,495)	43,918
Expected salary increase rate		43,905	(41,110)

Retirement benefit obligation [Member]
Statement [LineItems]
Changes in defined benefit liabilities (assets)
(3)	Changes in defined benefit obligations for the years ended December 31, 2018 and 2017 are as follows:

(In millions of won)
	For the year ended December 31,
	2018		2017
Beginning balance	￦	679,625	595,667
Current service cost		143,725	125,526
Interest cost		23,131	15,991
Remeasurement - Demographic assumption		(1,929)	(287)
- Financial assumption		30,519	(20,731)
- Adjustment based on experience		16,085	11,561
Benefit paid		(63,957)	(60,883)
Business combinations		104,251	—
Others(*)		(5,148)	12,781

Ending balance	￦	926,302	679,625

(*)	Others include changes of liabilities due to employee’s transfers among affiliates for the years ended December 31, 2018 and 2017.

Plan assets [member]
Statement [LineItems]
Changes in defined benefit liabilities (assets)
(4)	Changes in plan assets for the years ended December 31, 2018 and 2017 are as follows:

(In millions of won)
	For the year ended December 31,
	2018		2017
Beginning balance	￦	663,617	555,175
Interest income		19,134	13,821
Remeasurement		(7,659)	(5,540)
Contributions		166,624	155,834
Benefit paid		(43,549)	(60,006)
Business combinations		21,417	—
Others		(2,885)	4,333

Ending balance	￦	816,699	663,617

The Group expects to make a contribution of ￦185,121 million to the defined benefit plans in 2019.